COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($) item	Dec. 31, 2020 item	Apr. 16, 2021 employee item
Supply Commitment [Line Items]
Number of Employees | employee			2
Number of company contractors | item			2
Number of counts in amended complaint | item			28
Number of subpoenas received | item	2	2
Supply Agreement with Samsung and LG Energy Solution
Supply Commitment [Line Items]
2021 | $	$ 16.3
2022 | $	139.4
2023 | $	$ 273.6
Minimum | Supply Agreement with Samsung and LG Energy Solution
Supply Commitment [Line Items]
Supply agreement term	4 years
Maximum | Supply Agreement with Samsung and LG Energy Solution
Supply Commitment [Line Items]
Supply agreement term	5 years